Other comprehensive income (loss) - Q3 (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income (loss) [Abstract]
Unrealized gains (losses) arising during the period, before income taxes	$ (2)	$ 177	$ 8,077	$ (1,673)	$ (2,347)	$ 4,691	$ (4,748)
Income taxes	1	(61)	(2,826)	586	821	(1,642)	1,662
Unrealized gains (losses) arising during the period, net of income tax	(1)	116	5,251	(1,087)	(1,526)	3,049	(3,086)
Less reclassification adjustment [Abstract]
Net realized investment gains (losses)	0	(4)	361	12	57	197	44
Income taxes	0	2	(126)	(4)	(20)	(69)	(15)
Reclassification adjustment included in net income	0	(2)	235	8	37	128	29
Other comprehensive income (loss)	$ (1)	$ 118	$ 5,016	$ (1,095)	$ (1,563)	$ 2,921	$ (3,115)